Property, Plant and Equipment (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Short-term Bank Loans and Notes Payable	$ 78,005,326			$ 73,986,211
Depreciation, Total	3,399,115	$ 3,186,954	$ 2,102,377
Other Long-term Debt, Noncurrent	0	$ 691,739	$ 6,983,127
Machinery and Equipment [Member]
Short-term Bank Loans and Notes Payable	$ 11,370,848